Investment in Insurance Contract (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments in insurance contracts	$ 383,022,688	$ 378,870,984
Interest credited to participants	2.96%	2.21%